Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous assets [abstract]
Advances to suppliers	€ 4,507	€ 3,471
Deferred costs for Natuzzi Display System	2,580	2,617
Deferred costs for slotting fees	1,951	1,922
Delivery and commission costs for sales derecognised	2,302	1,839
Deferred costs for Service-Type Warranty	389	452
Prepaid expenses and accrued income	408	1,165
Total other assets	12,137	11,466
Less current portion	(9,241)	(8,107)
Non-current portion	€ 2,896	€ 3,359